Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
June 30, 2022
FR1-NPRT3-0822
1.816012.118
Bank Loan Obligations - 90.8%
	Principal Amount (a)	Value ($)
Aerospace - 1.3%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.3451% 3/19/26 (b)(c)(d)	4,500,000	4,111,875
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 12/31/27 (b)(c)(d)	2,053,152	1,954,355
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.92% 6/19/26 (b)(c)(d)	433,086	407,209
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 5/30/25 (b)(c)(d)	3,066,687	2,907,740
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 12/9/25 (b)(c)(d)	14,212,800	13,446,872
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 8/22/24 (b)(c)(d)	9,910,478	9,537,844
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9896% 4/30/25 (b)(c)(d)	3,899,233	3,214,099
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.99% 4/30/26 (b)(c)(d)	1,000,000	810,000
TOTAL AEROSPACE		36,389,994
Air Transportation - 1.5%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8127% 4/20/28 (b)(c)(d)	6,475,000	6,165,107
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	6,000,000	5,505,000
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/8/26 (b)(c)(d)	3,848,550	3,538,742
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/4/26 (b)(c)(d)	2,069,113	1,902,549
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.3134% 7/2/27 (b)(c)(d)	5,580,000	5,501,880
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	4,905,000	4,869,733
STG Logistics, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 6.000% 8.2044% 3/24/28 (b)(c)(d)	1,500,000	1,440,000
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3916% 4/21/28 (b)(c)(d)	9,929,700	9,203,640
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0296% 12/11/26 (b)(c)(d)	4,489,875	4,009,458
TOTAL AIR TRANSPORTATION		42,136,109
Automotive & Auto Parts - 1.7%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/8/28 (b)(c)(d)	2,574,000	2,389,521
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3753% 3/5/28 (b)(c)(d)	6,893,675	5,888,371
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 3/16/29 (b)(c)(d)	1,172,063	1,119,320
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/30/26 (b)(c)(d)	4,562,298	4,248,640
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.8512% 6/3/28 (b)(c)(d)	10,053,785	8,914,389
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (b)(c)(d)(e)	1,241,888	1,158,060
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	4,014,188	3,738,212
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 11.5% 12/16/25 (b)(c)(d)	4,851,161	4,434,786
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 12/17/28 (b)(c)(d)	4,129,250	3,716,325
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 1/26/29 (b)(c)(d)	3,162,075	2,545,470
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 8.7504% 7/28/29 (b)(c)(d)	1,585,000	1,509,713
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 7/28/28 (b)(c)(d)	5,378,799	5,096,412
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 2/1/26 (b)(c)(d)	465,422	453,009
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1661% 1/29/28 (b)(c)(d)	4,932,216	4,399,537
TOTAL AUTOMOTIVE & AUTO PARTS		49,611,765
Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1398% 2/27/28 (b)(c)(d)	7,308,244	7,013,649
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2753% 4/9/27 (b)(c)(d)	4,580,284	4,276,840
LHS Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 6.3753% 2/18/29 (b)(c)(d)	5,421,413	4,662,415
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 6.6253% 12/22/28 (b)(c)(d)	2,432,238	2,278,204
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 6.6253% 12/22/28 (b)(c)(d)	696,667	652,547
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/1/28 (b)(c)(d)	1,795,975	1,716,844
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 3.8753% 12/16/28 (b)(c)(d)	1,805,925	1,724,658
TOTAL BANKS & THRIFTS		22,325,157
Broadcasting - 2.2%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/25/28 (b)(c)(d)	2,493,750	2,360,758
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 8/15/25 (b)(c)(d)	11,373,163	10,851,931
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9.1808% 5/25/26 (b)(c)(d)	2,367,127	2,351,338
2LN, term loan 3 month U.S. LIBOR + 3.250% 4.4308% 8/24/26 (b)(c)(d)	19,422,671	4,531,892
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.1451% 12/1/28 (b)(c)(d)	12,089,250	11,273,226
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.1327% 11/17/24 (b)(c)(d)	2,395,807	2,117,295
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0617% 12/1/28 (b)(c)(d)	3,671,550	3,506,330
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 9/19/26 (b)(c)(d)	7,537,309	7,413,772
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.17% 9/30/26 (b)(c)(d)	2,355,571	2,143,569
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (b)(c)(d)	3,155,852	3,020,939
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4.9161% 3/24/26 (b)(c)(d)	4,823,092	4,547,789
1 month U.S. LIBOR + 3.250% 4.9161% 1/31/29 (b)(c)(d)	10,862,775	10,129,538
TOTAL BROADCASTING		64,248,377
Building Materials - 2.5%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.0622% 5/17/28 (b)(c)(d)	6,746,097	5,194,495
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 4.4161% 1/3/29 (b)(c)(d)	5,646,792	5,412,451
3 month U.S. LIBOR + 2.500% 4.1661% 10/1/26 (b)(c)(d)	3,750,491	3,602,046
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9161% 5/19/28 (b)(c)(d)	2,039,400	1,942,100
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 12/22/28 (b)(c)(d)	2,173,695	2,037,839
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (c)(d)(f)	450,857	422,679
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.8417% 2/25/29 (b)(c)(d)	19,795,000	16,986,683
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3753% 2/28/27 (b)(c)(d)	3,450,550	3,295,276
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9161% 12/14/28 (b)(c)(d)	2,198,950	2,172,387
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6.1085% 4/29/29 (b)(c)(d)	4,525,000	4,015,938
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 4/1/29 (b)(c)(d)	1,760,000	1,623,600
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (b)(c)(d)	8,877,913	8,172,118
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 6/2/28 (b)(c)(d)	3,117,188	2,863,916
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (b)(c)(d)	6,593,895	6,358,427
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.94% 9/27/24 (b)(c)(d)	3,783,049	3,600,214
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/7/28 (b)(c)(d)	2,798,850	2,597,333
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2753% 10/19/27 (b)(c)(d)	3,679,092	3,380,166
TOTAL BUILDING MATERIALS		73,677,668
Cable/Satellite TV - 2.5%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.42% 2/1/27 (b)(c)(d)	19,403,968	18,458,025
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.574% 1/31/28 (b)(c)(d)	8,740,000	8,118,848
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.324% 10/15/29 (b)(c)(d)	1,940,000	1,813,415
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.824% 4/15/27 (b)(c)(d)	8,427,300	7,814,551
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.574% 1/15/26 (b)(c)(d)	1,935,000	1,795,932
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.6661% 8/2/27 (b)(c)(d)	11,376,500	10,442,717
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.074% 9/25/28 (b)(c)(d)	1,910,000	1,840,763
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.574% 7/17/25 (b)(c)(d)	4,703,744	4,365,074
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 7/31/25 (b)(c)(d)	6,022,382	5,457,783
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.7318% 1/31/26 (b)(c)(d)	1,480,430	1,343,491
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.4113% 8/14/26 (b)(c)(d)	5,790,000	5,277,932
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.824% 1/31/28 (b)(c)(d)	5,373,792	5,021,486
TOTAL CABLE/SATELLITE TV		71,750,017
Capital Goods - 0.7%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (c)(d)(g)	4,250,000	4,052,375
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.3117% 11/15/26 (b)(c)(d)	514,697	491,536
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5617% 11/15/25 (b)(c)(d)	2,060,266	1,958,797
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 4.355% 1/24/29 (b)(c)(d)	5,070,263	4,831,555
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6661% 9/20/26 (b)(c)(d)	3,137,122	2,988,109
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 5/12/28 (b)(c)(d)	3,011,876	2,860,017
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (b)(c)(d)(e)	1,574,085	1,511,122
TOTAL CAPITAL GOODS		18,693,511
Chemicals - 2.8%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 9/30/28 (b)(c)(d)	5,886,724	5,418,730
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 8.6661% 9/22/29 (b)(c)(d)(e)	930,000	876,525
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(f)	863,694	795,031
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.3827% 11/24/28 (b)(c)(d)	1,575,000	1,488,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6327% 11/24/27 (b)(c)(d)	3,993,448	3,673,972
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 6.1632% 5/27/29 (b)(c)(d)(e)	2,770,000	2,583,025
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/17/28 (b)(c)(d)	1,771,252	1,636,194
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (b)(c)(d)(e)	3,064,050	2,910,848
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (b)(c)(d)	2,652,157	2,466,506
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 1/31/26 (b)(c)(d)	2,379,710	2,344,609
GEON Performance Solutions LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.1661% 8/18/28 (b)(c)(d)	3,865,788	3,648,337
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 5/27/28 (b)(c)(d)	3,922,397	3,497,484
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 7/3/28 (b)(c)(d)	2,242,421	1,995,754
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5.9241% 3/15/29 (b)(c)(d)	8,000,000	7,140,000
Hexion, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 8.8713% 2/9/30 (b)(c)(d)(e)	2,105,000	1,831,350
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 12/29/27 (b)(c)(d)	1,856,500	1,616,696
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/20/26 (b)(c)(d)	8,692,200	8,184,228
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 7.2995% 12/1/26 (b)(c)(d)	3,487,475	3,121,290
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7504% 3/1/26 (b)(c)(d)	2,911,223	2,772,940
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (b)(c)(d)	5,492,400	5,102,769
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 4.375% 10/11/24 (b)(c)(d)	3,247,330	2,997,708
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 10/1/25 (b)(c)(d)	9,022,639	8,517,912
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.42% 4/3/25 (b)(c)(d)	2,269,444	2,146,508
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.2199% 10/4/28 (b)(c)(d)(e)	965,000	899,863
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (b)(c)(d)	4,736,200	4,482,813
TOTAL CHEMICALS		82,149,467
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.4926% 2/7/29 (b)(c)(d)(e)	4,190,000	3,959,550
BCPE Empire Holdings, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 5.6661% 6/11/26 (b)(c)(d)	1,702,949	1,605,029
CME TERM SOFR 1 MONTH INDEX + 4.620% 6.2503% 6/11/26 (b)(c)(d)	3,471,300	3,248,547
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/11/26 (b)(c)(d)	4,975,000	4,676,500
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 5/23/27 (b)(c)(d)	1,372,450	1,263,793
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6903% 11/8/27 (b)(c)(d)	3,999,375	3,788,568
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 5/17/28 (b)(c)(d)	4,054,363	3,378,622
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.9889% 9/29/28 (b)(c)(d)	4,124,275	3,799,488
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.875% 12/16/27 (b)(c)(d)	2,715,625	2,571,371
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 1/6/28 (b)(c)(d)	2,078,552	1,985,017
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/21/25 (b)(c)(d)	3,705,341	3,476,832
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/22/26 (b)(c)(d)	6,917,824	6,264,090
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (b)(c)(d)	5,407,825	4,650,730
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (b)(c)(d)	10,096,325	8,290,194
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 3/4/28 (b)(c)(d)	2,226,813	2,094,250
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.324% 6/16/25 (b)(c)(d)	2,518,237	1,374,806
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.0749% 10/20/28 (b)(c)(d)	2,488,763	1,891,460
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9375% 8/5/28 (b)(c)(d)(e)	3,755,074	3,219,976
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 6/29/28 (b)(c)(d)	1,581,129	1,333,682
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.6665% 6/29/28 (b)(c)(d)(f)	208,482	175,855
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (b)(c)(d)	2,323,331	2,185,395
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8134% 12/21/27 (b)(c)(d)(e)	3,228,576	3,010,647
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3134% 12/21/28 (b)(c)(d)	605,000	580,800
TOTAL CONSUMER PRODUCTS		68,825,202
Containers - 1.9%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 3/3/28 (b)(c)(d)	7,247,410	6,723,277
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.89% 3/11/28 (b)(c)(d)	11,582,475	10,752,359
3 month U.S. LIBOR + 3.250% 4.43% 3/11/28 (b)(c)(d)	582,640	537,485
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.0047% 7/1/26 (b)(c)(d)	4,302,210	4,147,460
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3117% 4/3/24 (b)(c)(d)	1,425,000	1,337,420
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.4161% 12/21/26 (b)(c)(d)	1,221,875	1,166,891
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/1/27 (b)(c)(d)	4,874,810	4,578,276
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 8/4/27 (b)(c)(d)	4,479,133	4,191,707
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (b)(c)(d)	2,142,875	1,805,372
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 5.6661% 8/1/26 (b)(c)(d)	496,250	467,095
3 month U.S. LIBOR + 4.000% 5.6661% 7/31/26 (b)(c)(d)	2,183,639	2,059,892
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.01% 11/18/25 (b)(c)(d)	1,492,174	1,377,277
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 1/30/27 (b)(c)(d)	5,254,355	5,038,821
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.1661% 9/24/28 (b)(c)(d)	4,123,838	3,853,561
3 month U.S. LIBOR + 3.250% 4.9161% 2/5/26 (b)(c)(d)	3,078,125	2,864,595
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2687% 8/12/28 (b)(c)(d)	4,577,000	4,336,708
Trident Holdings, Inc. Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.4098% 9/15/28 (b)(c)(d)(f)	0	0
TOTAL CONTAINERS		55,238,196
Diversified Financial Services - 2.4%
ACNR Holdings, Inc. term loan 17.6416% 9/16/25 (b)(d)(e)	1,067,680	1,075,687
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 2/4/28 (b)(c)(d)	3,969,750	3,765,665
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1107% 3/1/25 (b)(c)(d)	2,951,148	2,529,370
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1107% 10/15/26 (b)(c)(d)	2,978,167	2,570,783
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0253% 10/31/26 (b)(c)(d)	3,048,475	2,899,862
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 1/27/27 (b)(c)(d)	1,786,500	1,670,378
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/12/28 (b)(c)(d)	4,683,805	4,465,212
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 6/27/25 (b)(c)(d)	2,083,466	1,980,605
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/30/28 (b)(c)(d)	1,950,240	1,872,640
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.13% 8/9/25 (b)(c)(d)	2,642,997	2,466,259
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 6/24/28 (b)(c)(d)	3,689,483	3,527,293
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 7/3/24 (b)(c)(d)	2,073,160	1,986,709
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 9/24/27 (b)(c)(d)	2,260,647	2,121,233
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2884% 3/1/25 (b)(c)(d)	4,429,874	4,244,396
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0983% 4/21/28 (b)(c)(d)	4,942,650	4,580,205
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.75% 9/1/27 (b)(c)(d)(e)	2,621,912	2,477,707
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 7.4403% 11/5/29 (b)(c)(d)	2,500,000	2,333,325
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 11/8/26 (b)(c)(d)	2,977,099	2,801,450
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 6/10/28 (b)(c)(d)	0	0
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7978% 9/29/24 (b)(c)(d)	1,305,641	1,246,887
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 11/16/26 (b)(c)(d)	5,338,387	5,026,999
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9161% 12/1/28 (b)(c)(d)	3,632,735	3,456,402
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	3,866,651	3,592,119
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.7523% 2/9/27 (b)(c)(d)	5,870,000	5,598,513
TOTAL DIVERSIFIED FINANCIAL SERVICES		68,289,699
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.1661% 10/28/27 (b)(c)(d)	6,966,419	6,391,689
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7044% 2/10/27 (b)(c)(d)	11,462,325	10,132,695
Oceankey (U.S.) Ii Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/15/28 (b)(c)(d)	1,815,450	1,704,708
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 12/17/26 (b)(c)(d)	17,278,851	15,882,201
TOTAL DIVERSIFIED MEDIA		34,111,293
Energy - 3.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.38% 11/14/26 (b)(c)(d)	3,188,889	2,973,639
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7549% 10/14/27 (b)(c)(d)	7,787,680	7,154,931
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5951% 5/21/25 (b)(c)(d)	2,671,667	2,568,807
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 3/17/28 (b)(c)(d)(e)	1,885,950	1,782,223
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 8/1/23 (b)(c)(d)	2,205,763	2,173,140
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 3/28/24 (b)(c)(d)	5,696,635	5,642,062
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 6/4/28 (b)(c)(d)	20,527,650	19,244,672
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 3/30/25 (b)(c)(d)	1,502,111	1,434,516
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (b)(c)(d)	7,379,694	6,918,463
3 month U.S. LIBOR + 4.250% 6.5004% 3/10/26 (b)(c)(d)	1,328,913	1,254,720
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (b)(c)(d)	3,139,419	2,943,205
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (b)(c)(d)	3,815,175	3,256,672
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (b)(c)(d)(e)	5,240,813	4,742,935
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 9/29/28 (b)(c)(d)	7,377,925	7,135,044
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 7/18/25 (b)(c)(d)	6,183,183	5,825,733
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0004% 3/25/28 (b)(c)(d)	5,197,500	4,925,931
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 7/30/28 (b)(c)(d)	3,024,762	2,888,648
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 11/14/25 (b)(c)(d)(e)	4,028,875	3,837,503
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 1/23/27 (b)(c)(d)	4,208,099	4,071,336
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.3916% 6/21/26 (b)(c)(d)	2,925,000	2,759,738
TOTAL ENERGY		93,533,918
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.1661% 9/1/27 (b)(c)(d)	4,205,760	3,977,934
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.1661% 9/1/27 (b)(c)(d)	3,430,000	3,224,200
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 1/23/25 (b)(c)(d)	2,362,862	2,197,462
TOTAL ENTERTAINMENT/FILM		9,399,596
Environmental - 0.8%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6661% 10/8/28 (b)(c)(d)	3,980,000	3,940,200
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (b)(c)(d)	3,948,588	3,723,519
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (b)(c)(d)	296,516	279,614
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (b)(c)(d)	9,081,860	8,249,326
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7753% 4/14/29 (b)(c)(d)	3,289,152	3,124,694
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 11/17/28 (b)(c)(d)	3,655,838	3,424,313
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1875% 4/1/28 (b)(c)(d)	1,197,900	1,159,471
TOTAL ENVIRONMENTAL		23,901,137
Food & Drug Retail - 0.8%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6.4161% 10/1/25 (b)(c)(d)	1,260,475	1,065,101
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 1/29/27 (b)(c)(d)	3,496,144	3,209,180
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 10/22/25 (b)(c)(d)	1,289,787	1,228,522
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (b)(c)(d)	11,167,023	10,748,259
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7389% 11/20/25 (b)(c)(d)	5,810,042	4,677,084
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5047% 4/13/28 (b)(c)(d)(e)	1,657,947	1,541,891
TOTAL FOOD & DRUG RETAIL		22,470,037
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4161% 10/1/26 (b)(c)(d)	410,000	339,070
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 10/1/25 (b)(c)(d)	1,557,868	1,306,381
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 5.4031% 1/24/29 (b)(c)(d)	8,130,000	7,550,738
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 8.1544% 1/24/30 (b)(c)(d)	2,185,000	1,966,500
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 10/23/27 (b)(c)(d)	4,784,775	4,327,829
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.6838% 5/16/29 (b)(c)(d)	8,135,000	7,646,900
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 9/23/27 (b)(c)(d)	3,514,573	3,178,194
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 3/31/28 (b)(c)(d)	9,083,146	8,009,427
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.5749% 9/13/26 (b)(c)(d)	2,786,133	2,620,720
TOTAL FOOD/BEVERAGE/TOBACCO		36,945,759
Gaming - 4.5%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3699% 10/1/28 (b)(c)(d)	8,947,519	8,283,434
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 12/22/24 (b)(c)(d)	31,983,244	30,737,177
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/20/25 (b)(c)(d)	13,755,000	13,228,871
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5004% 9/21/28 (b)(c)(d)	1,736,773	1,643,855
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.5253% 1/27/29 (b)(c)(d)	32,129,906	29,547,626
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.63% 10/20/24 (b)(c)(d)	7,693,917	7,479,949
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (b)(c)(d)	2,955,038	2,822,800
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 4/26/28 (b)(c)(d)	2,803,813	2,667,127
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 4.3577% 4/7/29 (b)(c)(d)	5,600,000	5,306,000
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 5/29/26 (b)(c)(d)	3,284,152	3,136,825
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 3/11/28 (b)(c)(d)	3,673,301	3,455,217
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.1751% 4/4/29 (b)(c)(d)	6,095,000	5,630,256
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5004% 7/16/26 (b)(c)(d)	7,876,168	7,475,350
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.92% 2/7/27 (b)(c)(d)	10,429,684	9,789,406
TOTAL GAMING		131,203,893
Healthcare - 5.3%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (b)(c)(d)	2,070,000	1,960,042
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 8/23/28 (b)(c)(d)	3,091,638	2,910,004
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9161% 11/6/27 (b)(c)(d)	6,378,767	6,118,641
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0306% 12/13/26 (b)(c)(d)	9,276,059	8,765,876
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8117% 8/1/27 (b)(c)(d)	10,810,722	10,189,105
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 11/1/28 (b)(c)(d)	3,291,750	3,075,449
Embecta Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 5.0544% 3/31/29 (b)(c)(d)	2,764,593	2,606,320
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (b)(c)(d)	16,988,473	16,032,871
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.21% 10/29/27 (b)(c)(d)	779,815	742,774
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.21% 10/29/27 (b)(c)(d)	98,632	93,947
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.375% 3/15/28 (b)(c)(d)	2,834,125	2,730,509
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 4.4544% 1/6/29 (b)(c)(d)	3,645,863	3,500,028
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 5/4/28 (b)(c)(d)	7,618,050	7,218,102
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/5/28 (b)(c)(d)	9,167,400	8,727,640
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.3451% 10/14/28 (b)(c)(d)	2,758,088	2,610,999
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.8512% 10/19/27 (b)(c)(d)(e)	4,234,236	4,011,939
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 8/31/26 (b)(c)(d)	3,443,687	3,100,386
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9161% 8/30/27 (b)(c)(d)	1,310,000	1,201,925
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 10/21/28 (b)(c)(d)	7,281,750	6,741,299
National Mentor Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.75% 3/2/28 (b)(c)(d)	1,751,922	1,511,663
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (b)(c)(d)	8,451,967	8,117,438
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 11/30/27 (b)(c)(d)	6,070,321	5,723,827
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 3/31/27 (b)(c)(d)	6,314,211	5,848,538
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/15/28 (b)(c)(d)	14,772,975	13,842,278
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6.0757% 6/20/26 (b)(c)(d)	3,854,296	3,343,602
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (b)(c)(d)	3,657,351	3,528,319
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6236% 4/23/28 (b)(c)(d)	1,548,300	1,467,339
Sharp Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 12/31/28 (b)(c)(d)(e)	2,518,688	2,354,973
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.95% 8/31/26 (b)(c)(d)	541,715	503,627
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.5617% 10/1/29 (b)(c)(d)	775,000	732,375
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3117% 10/1/28 (b)(c)(d)	6,169,000	5,743,339
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.5625% 12/15/27 (b)(c)(d)	2,154,088	1,895,597
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6875% 6/13/26 (b)(c)(d)	8,176,970	5,569,089
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.8898% 11/20/26 (b)(c)(d)	2,166,244	1,972,647
TOTAL HEALTHCARE		154,492,507
Homebuilders/Real Estate - 0.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 8/21/25 (b)(c)(d)	10,959,215	10,293,443
Fluidra Finco SL Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 3.6253% 1/27/29 (b)(c)(d)	5,228,725	5,060,988
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (b)(c)(d)	4,237,858	3,792,883
Tranche C 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (b)(c)(d)	239,022	213,925
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6253% 9/1/27 (b)(c)(d)	4,539,150	4,357,584
TOTAL HOMEBUILDERS/REAL ESTATE		23,718,823
Hotels - 2.0%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.2593% 2/1/26 (b)(c)(d)	939,123	845,211
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 2/1/26 (b)(c)(d)	2,791,151	2,479,463
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (b)(c)(d)	3,523,375	3,126,995
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.6661% 9/9/26 (b)(c)(d)	2,987,425	2,894,068
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (b)(c)(d)	7,216,219	6,458,516
3 month U.S. LIBOR + 3.000% 5.8769% 6/30/25 (b)(c)(d)	5,520,674	5,114,905
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 11/30/23 (b)(c)(d)	6,582,823	6,500,538
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 8/2/28 (b)(c)(d)	15,016,337	14,030,965
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3736% 6/21/26 (b)(c)(d)	2,792,849	2,679,264
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 8/31/25 (b)(c)(d)	3,381,280	3,216,443
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 10.44% 6/23/26 (b)(c)(d)	2,059,200	1,764,055
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.506% 2/28/25 (b)(c)(d)	3,631,678	3,583,558
3 month U.S. LIBOR + 6.750% 9.0004% 5/30/26 (b)(c)(d)	4,617,595	3,552,685
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 5/30/25 (b)(c)(d)	2,687,597	2,591,623
TOTAL HOTELS		58,838,289
Insurance - 4.9%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 5.9161% 2/15/27 (b)(c)(d)	2,567,100	2,417,361
3 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(d)	16,430,415	15,033,830
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 2/15/27 (b)(c)(d)	833,700	778,467
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/10/25 (b)(c)(d)	6,085,648	5,716,188
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/9/25 (b)(c)(d)	970,000	915,263
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0093% 11/12/27 (b)(c)(d)	8,188,125	7,596,533
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 3/18/27 (b)(c)(d)	800,738	764,454
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 2/19/28 (b)(c)(d)	6,244,714	5,888,266
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(d)	193,050	180,550
3 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(d)	6,060,973	5,667,010
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 4.7911% 11/3/23 (b)(c)(d)	3,157,321	3,027,081
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 11/3/24 (b)(c)(d)	6,720,000	6,286,560
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 6.9161% 1/31/28 (b)(c)(d)	15,975,000	13,578,750
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 6.9161% 1/20/29 (b)(c)(d)	19,820,000	16,747,900
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 12/23/26 (b)(c)(d)	9,271,103	8,384,600
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 7/31/27 (b)(c)(d)	7,983,801	7,205,381
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3483% 4/25/25 (b)(c)(d)	14,517,443	13,740,469
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2137% 4/25/25 (b)(c)(d)	12,427,781	11,743,010
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 12/2/26 (b)(c)(d)	2,859,243	2,637,652
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 5/16/24 (b)(c)(d)	12,567,468	12,025,559
TOTAL INSURANCE		140,334,884
Leisure - 2.9%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 8/17/28 (b)(c)(d)	6,355,787	6,030,053
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 11/24/28 (b)(c)(d)	1,870,313	1,800,176
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1661% 1/4/26 (b)(c)(d)	2,692,375	2,660,417
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5983% 7/21/28 (b)(c)(d)	11,695,688	10,701,554
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (b)(c)(d)	731,517	760,778
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	5,645,675	3,544,242
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	2,315,581	1,410,444
15.25% 5/23/24 (d)	1,214,798	1,355,204
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 2/1/24 (b)(c)(d)	16,894,747	16,438,589
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2504% 9/8/24 (b)(c)(d)	1,000,000	741,110
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 3/8/24 (b)(c)(d)	5,655,573	4,185,124
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 5/28/28 (b)(c)(d)	2,762,100	2,623,139
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.44% 8/27/28 (b)(c)(d)	1,821,238	1,732,452
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 7.326% 12/14/26 (b)(c)(d)(e)	7,003,125	6,863,063
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.625% 5/12/28 (b)(c)(d)	5,554,791	4,973,260
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6875% 8/25/28 (b)(c)(d)	6,600,125	6,185,967
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1661% 12/21/25 (b)(c)(d)	4,525,490	3,824,039
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 12/30/26 (b)(c)(d)	7,906,832	7,205,101
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/27 (b)(c)(d)	750,000	698,123
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/26 (b)(c)(d)(e)	943,200	919,620
TOTAL LEISURE		84,652,455
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/4/28 (b)(c)(d)	2,542,973	2,358,607
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 3/30/29 (b)(c)(d)	18,745,000	17,488,523
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 3/1/28 (b)(c)(d)	1,662,406	1,263,429
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 6.75% 4/6/28 (b)(c)(d)	1,704,124	1,687,083
TOTAL PAPER		22,797,642
Publishing/Printing - 0.7%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (b)(c)(d)	3,025,719	2,721,725
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 10.0004% 6/16/26 (b)(c)(d)	2,995,534	2,316,536
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 11/3/23 (b)(c)(d)	491,955	384,954
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.4998% 3/13/25 (b)(c)(d)	2,259,086	2,086,831
3 month U.S. LIBOR + 8.500% 9.8215% 3/13/25 (b)(c)(d)	2,386,300	2,338,574
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1091% 1/28/29 (b)(c)(d)	2,400,000	2,256,000
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0033% 8/29/25 (b)(c)(d)	2,288,077	2,165,093
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 9.1661% 7/2/29 (b)(c)(d)	590,000	565,415
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 7/8/28 (b)(c)(d)	2,353,175	2,190,406
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/7/28 (b)(c)(d)	2,486,250	2,347,965
TOTAL PUBLISHING/PRINTING		19,373,499
Railroad - 1.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.719% 4/6/28 (b)(c)(d)	6,064,175	5,477,951
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 11/23/28 (b)(c)(d)	2,488,763	2,314,549
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 11/23/29 (b)(c)(d)(e)	2,095,000	2,084,525
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (b)(c)(d)	3,677,305	3,277,398
CME TERM SOFR 1 MONTH INDEX + 4.000% 7/21/28 (c)(d)(g)	1,313,766	1,205,381
Tranche C 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (b)(c)(d)	1,364,216	1,215,857
CME TERM SOFR 1 MONTH INDEX + 4.000% 7/21/28 (c)(d)(g)	91,234	83,707
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2504% 12/30/26 (b)(c)(d)	5,452,535	5,225,600
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.250% 6.2504% 7/22/28 (b)(c)(d)	6,641,625	6,014,855
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.2504% 7/22/29 (b)(c)(d)	1,295,000	1,159,025
TOTAL RAILROAD		28,058,848
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 11/19/26 (b)(c)(d)	2,913,948	2,776,264
Dave & Buster's, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.000% 6/23/29 (c)(d)(g)	2,835,000	2,695,036
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 11/22/28 (b)(c)(d)	3,218,825	2,991,898
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3451% 3/15/28 (b)(c)(d)	1,666,406	1,641,410
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.8161% 10/20/28 (b)(c)(d)	2,079,658	1,918,484
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.8249% 3/1/26 (b)(c)(d)	3,507,188	3,156,469
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 7/21/28 (b)(c)(d)	11,290,731	10,556,834
TOTAL RESTAURANTS		25,736,395
Services - 8.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 9/27/24 (b)(c)(d)	2,847,127	2,723,989
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6253% 12/20/29 (b)(c)(d)(e)	2,355,000	2,166,600
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 12/21/28 (b)(c)(d)	11,195,000	10,439,338
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5951% 8/12/28 (b)(c)(d)	3,701,608	3,522,080
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/7/28 (b)(c)(d)(e)	3,611,850	3,440,287
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.5979% 11/16/28 (b)(c)(d)(e)	2,493,750	2,362,828
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0979% 11/16/28 (b)(c)(d)	4,427,750	4,176,829
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 5/14/28 (b)(c)(d)	9,468,450	8,659,655
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0108% 7/9/28 (b)(c)(d)	5,936,195	5,593,023
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 3/11/25 (b)(c)(d)	5,211,300	4,991,123
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (b)(c)(d)	3,705,000	3,390,075
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (b)(c)(d)	8,860,475	8,162,713
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4% 6/21/24 (b)(c)(d)	14,569,765	12,554,329
Bright Horizons Family Solutions Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.92% 11/19/28 (b)(c)(d)	2,950,175	2,810,042
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 5.2753% 12/30/28 (b)(c)(d)	2,417,850	2,289,414
3 month U.S. LIBOR + 3.500% 5.1661% 2/7/26 (b)(c)(d)	8,015,129	7,587,682
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.7497% 9/30/28 (b)(c)(d)	1,976,496	1,864,824
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 6/2/28 (b)(c)(d)	10,207,863	8,462,318
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.7389% 8/16/28 (b)(c)(d)	3,412,850	3,203,813
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 7/19/28 (b)(c)(d)	7,146,000	6,484,995
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 8/1/26 (b)(c)(d)	4,151,590	4,005,413
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 10/21/28 (b)(c)(d)	5,235,438	4,882,045
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 3/29/25 (b)(c)(d)	2,208,714	2,087,633
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (b)(c)(d)	2,340,000	1,999,039
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 6/13/24 (b)(c)(d)	4,184,654	3,762,255
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.37% 3/3/28 (b)(c)(d)	1,840,327	1,740,030
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5% 3/10/26 (b)(c)(d)	4,741,813	4,311,114
Galaxy U.S. Opco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.2753% 4/19/29 (b)(c)(d)	3,405,000	3,187,931
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6.4884% 6/30/28 (b)(c)(d)	1,870,863	1,721,194
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.5749% 7/30/26 (b)(c)(d)	5,770,545	5,438,739
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 12/1/27 (b)(c)(d)	4,330,188	4,128,834
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (b)(c)(d)	2,281,212	2,113,930
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 3/26/28 (b)(c)(d)	10,271,250	9,443,182
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.5004% 4/21/27 (b)(c)(d)	1,810,406	1,642,944
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (b)(c)(d)	1,000,000	956,670
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/21/25 (b)(c)(d)	6,829,825	6,339,512
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (b)(c)(d)	1,830,800	1,736,972
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 5.4161% 1/23/27 (b)(c)(d)	4,655,708	4,420,036
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.16% 2/16/29 (b)(c)(d)	6,350,000	6,028,563
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 11.0004% 1/31/28 (b)(c)(d)(e)	4,060,000	3,836,700
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6253% 8/4/28 (b)(c)(d)	7,575,188	7,243,773
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/6/25 (b)(c)(d)	2,747,250	2,164,943
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 12/10/26 (b)(c)(d)(e)	4,491,105	4,255,322
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/17/27 (b)(c)(d)	557,196	519,936
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/17/27 (b)(c)(d)	888,204	828,810
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/3/28 (b)(c)(d)	6,723,908	5,132,561
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.01% 8/27/28 (b)(c)(d)	3,434,050	3,294,559
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5443% 1/15/27 (b)(c)(d)	2,234,849	2,134,281
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (b)(c)(d)	15,436,184	14,178,135
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/29/25 (b)(c)(d)	3,522,250	3,168,933
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.67% 3/23/24 (b)(c)(d)	1,814,727	1,691,289
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.0749% 4/4/25 (b)(c)(d)	5,923,077	5,662,876
3 month U.S. LIBOR + 3.500% 5.0749% 2/25/27 (b)(c)(d)	5,906,410	5,642,276
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 7.2044% 1/21/29 (b)(c)(d)	3,387,975	3,249,644
TOTAL SERVICES		237,836,031
Steel - 0.3%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3125% 5/26/28 (b)(c)(d)	2,079,475	2,054,792
Hyperion Materials & Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.0749% 7/29/28 (b)(c)(d)	1,995,000	1,877,794
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1846% 1/24/27 (b)(c)(d)	2,895,578	2,696,507
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 6/1/28 (b)(c)(d)	3,473,750	3,098,446
TOTAL STEEL		9,727,539
Super Retail - 3.9%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8117% 11/6/27 (b)(c)(d)	3,303,188	3,133,899
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.9669% 7/24/28 (b)(c)(d)	4,090,699	3,151,884
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (b)(c)(d)	76,884,314	69,887,817
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.2547% 2/3/24 (b)(c)(d)	2,743,975	2,725,974
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	4,664,662	3,556,805
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 10/19/27 (b)(c)(d)	9,610,573	8,464,993
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/18/27 (b)(c)(d)	3,556,688	2,906,489
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 11/8/24 (b)(c)(d)	6,149,401	5,949,545
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 10/20/28 (b)(c)(d)	5,605,312	4,894,166
Tranche B2 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 4.8753% 10/20/28 (b)(d)	7,940,000	7,066,600
TOTAL SUPER RETAIL		111,738,172
Technology - 16.2%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8747% 3/10/27 (b)(c)(d)(e)	5,510,320	5,400,114
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2044% 2/16/28 (b)(c)(d)	3,631,771	3,413,865
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.52% 10/8/27 (b)(c)(d)	1,633,237	1,548,521
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/10/25 (b)(c)(d)	10,487,972	8,314,339
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 9/19/24 (b)(c)(d)	2,000,000	1,915,000
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 4/23/26 (b)(c)(d)	5,805,574	5,481,448
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 12/4/27 (b)(c)(d)	6,329,280	5,759,645
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0091% 2/15/29 (b)(c)(d)	23,501,667	21,577,585
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (b)(c)(d)(f)	3,983,333	3,657,218
AZZ, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 5/6/29 (b)(c)(d)	3,125,000	2,976,563
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 10/31/26 (b)(c)(d)	7,071,975	6,653,526
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 10/31/26 (b)(c)(d)	8,159,038	7,703,519
Central Parent, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6/9/29 (c)(d)(g)	12,565,000	11,844,146
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 4/30/25 (b)(c)(d)	6,248,977	5,903,346
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6875% 11/15/25 (b)(c)(d)	2,381,771	2,369,862
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.8736% 3/23/28 (b)(c)(d)	1,831,500	1,728,478
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/4/26 (b)(c)(d)	11,464,657	10,268,091
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 9/30/28 (b)(c)(d)	6,363,025	5,811,542
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0107% 2/10/28 (b)(c)(d)	2,043,762	1,806,175
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 10/16/26 (b)(c)(d)	13,506,094	12,874,144
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 2/19/29 (b)(c)(d)	5,713,409	5,284,903
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4161% 3/31/29 (b)(c)(d)	630,000	604,800
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/31/28 (b)(c)(d)	2,757,242	2,570,273
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7384% 7/25/26 (b)(c)(d)	5,884,108	5,495,757
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.9889% 7/25/26 (b)(c)(d)	212,318	201,171
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (c)(d)(g)	7,680,000	7,411,200
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 7/31/27 (b)(c)(d)	5,377,566	5,064,054
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 12/2/24 (b)(c)(d)	2,686,388	2,565,501
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 12/16/28 (b)(c)(d)	2,064,625	1,992,363
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 8/10/27 (b)(c)(d)	3,797,500	3,641,803
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 2/15/24 (b)(c)(d)	4,697,469	4,532,212
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (b)(c)(d)	1,055,727	960,712
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (b)(c)(d)	3,279,431	3,107,261
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 7/10/25 (b)(c)(d)	602,800	589,737
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/1/24 (b)(c)(d)	4,414,980	4,250,654
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (b)(c)(d)	14,679,275	14,161,390
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (c)(d)(g)	13,805,000	13,201,031
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/1/27 (b)(c)(d)	3,322,938	3,183,806
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.915% 6/5/25 (b)(c)(d)(e)	1,673,114	1,526,716
Maxar Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6/9/29 (c)(d)(g)	1,205,000	1,142,244
McAfee Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.1451% 2/2/29 (b)(c)(d)	1,920,000	1,742,400
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 9/15/24 (b)(c)(d)	7,428,314	6,980,758
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 2/23/29 (b)(c)(d)	3,030,000	2,843,140
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4161% 9/15/24 (b)(c)(d)	9,836,143	9,239,876
MKS Instruments, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4/11/29 (c)(d)(g)	8,400,000	8,017,800
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 12/10/28 (b)(c)(d)	1,630,913	1,522,865
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.67% 9/4/26 (b)(c)(d)	415,000	402,550
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.92% 9/5/25 (b)(c)(d)	1,573,769	1,501,973
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29 (c)(d)(g)	14,355,000	13,579,830
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.8308% 7/30/28 (b)(c)(d)	3,270,000	2,971,613
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6253% 11/10/27 (b)(c)(d)	4,982,421	4,774,804
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 2/1/28 (b)(c)(d)	23,161,668	21,701,557
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (b)(c)(d)	1,619,500	1,527,723
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/2/28 (b)(c)(d)	9,929,963	9,149,765
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 5/30/26 (b)(c)(d)	4,193,055	3,889,058
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/30/26 (b)(c)(d)	2,019,600	1,871,927
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.8249% 8/31/28 (b)(c)(d)	11,484,769	10,647,989
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.16% 2/15/28 (b)(c)(d)	9,073,784	8,245,802
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6661% 4/22/28 (b)(c)(d)	12,208,650	11,257,352
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 9/30/28 (b)(c)(d)	3,614,196	3,157,904
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/31/25 (b)(c)(d)	5,344,152	5,047,979
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.6091% 3/1/27 (b)(c)(d)(e)	15,890,175	14,420,334
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 6/21/24 (b)(c)(d)(e)	12,813,033	12,140,349
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 10/7/27 (b)(c)(d)	5,270,051	4,904,468
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	4,863,361	4,611,099
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	3,948,015	3,743,232
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	5,779,892	5,480,089
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/31/27 (b)(c)(d)	2,274,231	2,176,757
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 4.5253% 8/31/28 (b)(c)(d)	11,757,592	11,125,621
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 5/1/24 (b)(c)(d)	669,616	658,735
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5617% 9/28/24 (b)(c)(d)	2,662,361	2,618,273
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 5/4/26 (b)(c)(d)	6,185,100	5,830,261
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (b)(c)(d)	21,086,854	19,703,135
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (b)(c)(d)	7,170,000	6,596,400
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 8/27/25 (b)(c)(d)	6,560,308	6,265,094
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4338% 1/13/29 (b)(c)(d)	4,785,000	4,523,835
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 4/6/28 (b)(c)(d)	4,036,498	3,425,977
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.1253% 3/27/28 (b)(c)(d)	7,598,925	7,195,270
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (b)(c)(d)	3,558,100	3,340,166
Weber-Stephen Products LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.9161% 10/30/27 (b)(c)(d)	2,414,626	2,185,237
3 month U.S. LIBOR + 4.250% 5.8753% 10/30/27 (b)(c)(d)(e)	1,446,375	1,359,593
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 4/1/28 (b)(c)(d)	1,782,438	1,710,035
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5617% 9/30/26 (b)(c)(d)	7,478,780	7,025,416
TOTAL TECHNOLOGY		469,608,756
Telecommunications - 4.6%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.7943% 7/15/25 (b)(c)(d)	4,258,473	3,837,949
3 month U.S. LIBOR + 2.750% 3.7943% 1/31/26 (b)(c)(d)	3,098,255	2,792,302
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.574% 11/30/27 (b)(c)(d)	1,509,873	1,420,232
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.17% 12/12/26 (b)(c)(d)	3,838,264	3,521,607
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 10/2/27 (b)(c)(d)	1,902,823	1,677,662
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.8117% 4/27/27 (b)(c)(d)	1,438,459	1,366,536
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (b)(c)(d)	11,689,587	10,912,229
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (b)(c)(d)	5,343,847	4,173,384
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.9195% 2/1/29 (b)(c)(d)	34,333,905	31,409,343
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 3/1/27 (b)(c)(d)	4,568,653	4,222,212
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 3/15/27 (b)(c)(d)	5,662,715	5,197,296
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2593% 4/30/27 (b)(c)(d)	12,248,661	10,870,687
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 9/25/26 (b)(c)(d)	12,878,891	11,945,171
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.42% 4/11/25 (b)(c)(d)	3,337,903	3,210,428
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (b)(c)(d)	9,362,858	8,490,988
3 month U.S. LIBOR + 8.250% 9.4889% 11/1/25 (b)(c)(d)	7,055,000	6,459,770
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 9/21/27 (b)(c)(d)	3,693,892	3,440,861
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 3/9/27 (b)(c)(d)	20,838,135	19,152,538
TOTAL TELECOMMUNICATIONS		134,101,195
Textiles/Apparel - 1.3%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0981% 4/28/28 (b)(c)(d)	5,603,400	5,115,456
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.0064% 11/24/26 (b)(c)(d)	5,616,775	4,732,133
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 10/7/27 (b)(c)(d)	1,758,281	1,679,158
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4495% 2/17/29 (b)(c)(d)	16,249,275	14,756,454
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/23/28 (b)(c)(d)	4,661,575	4,391,577
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.9637% 7/7/28 (b)(c)(d)	3,653,692	2,539,316
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 4/25/25 (b)(c)(d)	981,825	952,577
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 4/14/28 (b)(c)(d)	2,920,500	2,609,292
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.536% 8/2/28 (b)(c)(d)	2,243,050	2,136,505
TOTAL TEXTILES/APPAREL		38,912,468
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 10.3769% 5/7/29 (b)(c)(d)(e)	2,500,000	2,425,000
Utilities - 2.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 5.7474% 8/1/25 (b)(c)(d)	2,145,000	2,057,677
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 8/1/25 (b)(c)(d)	17,025,805	16,062,315
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.08% 12/15/27 (b)(c)(d)	2,359,278	2,269,626
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.51% 11/1/26 (b)(c)(d)	1,798,857	1,648,203
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.0544% 2/15/24 (b)(c)(d)	4,460,349	2,963,902
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.0544% 1/3/29 (b)(c)(d)	2,065,000	1,930,775
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 6/17/28 (b)(c)(d)	3,806,238	3,380,434
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 6/23/25 (b)(c)(d)	8,749,450	8,228,858
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.67% 1/21/28 (b)(c)(d)	6,098,630	5,784,795
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8699% 3/2/27 (b)(c)(d)	11,458,575	10,627,828
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3879% 12/31/25 (b)(c)(d)	7,044,395	6,732,539
TOTAL UTILITIES		61,686,952
TOTAL BANK LOAN OBLIGATIONS (Cost $2,835,401,173)		2,628,940,250

Nonconvertible Bonds - 2.8%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	4,000,000	3,855,000
8% 12/15/25 (h)	385,000	389,327
TOTAL AEROSPACE		4,244,327
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	1,105,000	1,015,257
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	815,000	791,905
TOTAL AIR TRANSPORTATION		1,807,162
Automotive & Auto Parts - 0.5%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(h)	17,605,000	15,738,870
Broadcasting - 0.0%
Univision Communications, Inc. 6.625% 6/1/27 (h)	1,205,000	1,147,293
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	160,000	140,000
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 2.936% 2/1/24 (b)(c)	1,750,000	1,763,502
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	40,000	34,200
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	2,495,475
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	1,020,627
TOTAL CONTAINERS		3,516,102
Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (h)	1,050,000	1,015,875
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	535,000	505,575
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	1,135,000	1,188,913
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	1,068,750	951,188
TOTAL ENERGY		3,661,551
Gaming - 0.5%
Affinity Gaming LLC 6.875% 12/15/27 (h)	1,700,000	1,428,068
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	10,240,000	8,729,600
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	1,054,350
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,257,320
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	240,000	224,501
4.25% 12/1/26 (h)	345,000	315,092
4.625% 12/1/29 (h)	200,000	178,791
TOTAL GAMING		13,187,722
Healthcare - 0.0%
Tenet Healthcare Corp. 4.625% 7/15/24	1,028,000	986,602
Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	933,000	923,301
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	275,000	271,591
10.875% 6/1/23 (h)	1,335,000	1,335,267
TOTAL LEISURE		1,606,858
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	895,000	763,937
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	160,932
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	1,139,000	1,016,558
PowerTeam Services LLC 9.033% 12/4/25 (h)	5,115,000	4,121,667
Sotheby's 7.375% 10/15/27 (h)	200,000	185,355
TOTAL SERVICES		5,323,580
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	942,885
8.5% 10/30/25 (h)	1,905,000	1,845,469
TOTAL SUPER RETAIL		2,788,354
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	1,100,000	1,013,133
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	1,805,000	1,787,889
TOTAL TECHNOLOGY		2,801,022
Telecommunications - 0.6%
Altice Financing SA 5.75% 8/15/29 (h)	6,000,000	4,815,000
Altice France SA:
5.125% 1/15/29 (h)	165,000	125,006
5.125% 7/15/29 (h)	2,000,000	1,510,000
Frontier Communications Holdings LLC 5% 5/1/28 (h)	1,160,000	986,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	6,905,000	5,696,625
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	205,000	171,175
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	195,000	160,593
Windstream Escrow LLC 7.75% 8/15/28 (h)	5,100,000	4,105,500
TOTAL TELECOMMUNICATIONS		17,569,899
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 7.712% 10/8/26 (b)(c)(e)	1,396,265	1,396,265
TOTAL NONCONVERTIBLE BONDS (Cost $89,851,424)		79,561,479

Common Stocks - 1.2%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	188,360	299,492
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	9,492	2,373
TOTAL CAPITAL GOODS		301,865
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)(i)	15,697	1,145,881
Lime Tree Bay Ltd. (e)	776	26,174
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,172,055
Energy - 1.0%
California Resources Corp.	254,471	9,797,134
California Resources Corp. warrants 10/27/24 (i)	7,511	77,138
Chesapeake Energy Corp. (j)	167,441	13,579,465
Chesapeake Energy Corp. (i)(k)	928	75,261
Denbury, Inc. (i)	65,094	3,904,989
EP Energy Corp. (e)(i)	15,785	146,643
TOTAL ENERGY		27,580,630
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	341,212	5,948
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	4,167	121,510
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	105,486	1,951,491
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	1,346	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	80,854	80,854
Utilities - 0.1%
TexGen Power LLC (e)(i)	85,051	2,330,397
TOTAL COMMON STOCKS (Cost $18,082,086)		33,544,750

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i) (Cost $1,123,250)	8,986	3,935,868

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.2869% (b)(c)(l)	855,000	799,425
3 month U.S. LIBOR + 3.470% 4.7089% (b)(c)(l)	860,000	815,280
TOTAL PREFERRED SECURITIES (Cost $1,562,850)		1,614,705

Other - 0.3%
	Shares	Value ($)
Other - 0.3%
Fidelity Direct Lending Fund, LP (k)(m)	923,457	9,188,393
Tribune Co. Claim (e)(i)	45,954	30,789

TOTAL OTHER (Cost $9,279,297)		9,219,182

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (n)	155,786,161	155,817,318
Fidelity Securities Lending Cash Central Fund 1.58% (n)(o)	14,897,110	14,898,600
TOTAL MONEY MARKET FUNDS (Cost $170,709,763)		170,715,918

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $3,126,009,843)	2,927,532,152
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(33,537,285)
NET ASSETS - 100.0%	2,893,994,867

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $5,525,666 and $5,117,640, respectively.

(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,415,110 or 2.6% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,263,654 or 0.3% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	8,788
Fidelity Direct Lending Fund, LP	12/09/21 - 6/30/22	9,233,891

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	351,292,865	766,076,822	961,552,369	406,117	-	-	155,817,318	0.3%
Fidelity Securities Lending Cash Central Fund 1.58%	-	40,972,861	26,074,261	4,431	-	-	14,898,600	0.0%
Total	351,292,865	807,049,683	987,626,630	410,548	-	-	170,715,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	9,233,892	-	225,347	-	(45,499)	9,188,393
	-	9,233,892	-	225,347	-	(45,499)	9,188,393

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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